INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	$ 0.0	$ 0.0
Deferred income tax liabilities	(22.6)	(61.2)
Net deferred income tax liabilities	(22.6)	(61.2)	$ (168.8)
Deductible temporary differences for which no deferred tax asset is recognised	1,874.9	1,818.5
Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	347.6	249.3
Deferred income tax liabilities	(370.2)	(310.5)
Exploration and evaluation assets
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	307.7	0.0
Deductible temporary differences for which no deferred tax asset is recognised	380.8	996.0
Exploration and evaluation assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	307.7	0.0
Non-capital losses
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	0.0	210.4	58.6
Deductible temporary differences for which no deferred tax asset is recognised	1,186.5	457.2
Non-capital losses | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	0.0	210.4
Asset retirement obligations
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	2.5	1.7	1.2
Deductible temporary differences for which no deferred tax asset is recognised	213.3	254.2
Asset retirement obligations | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	2.5	1.7
Other assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	37.4	37.2
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(355.3)	(281.0)	(225.6)
Property, plant and equipment | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(355.3)	(281.0)
Royalty interests
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(0.3)	(0.4)	(4.6)
Royalty interests | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(0.3)	(0.4)
Marketable securities
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	0.0	0.0	(0.2)
Inventories and reserves
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(3.1)	(7.4)	(18.5)
Inventories and reserves | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(3.1)	(7.4)
Other liabilities
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(11.5)	(21.7)	(10.5)
Other liabilities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities	(11.5)	(21.7)
Net capital losses
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	66.2	67.9
Mining duties
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	15.1	13.8
Other deductible temporary differences
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	37.4	37.2	$ 30.8
Deductible temporary differences for which no deferred tax asset is recognised	$ 13.0	$ 29.4